UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22749

Resource Real Estate Diversified Income Fund

(Exact name of registrant as specified in charter)

Address of principal executive offices) (Zip code)

Shelle Weisbaum, Resource Real Estate, Inc.

2005 Market Street, Philadelphia, PA 19103

(Name and address of agent for service)

Registrant's telephone number, including area code:

215-231-7050

Date of fiscal year end:

2/28

Date of reporting period: 5/31/14

Item 1.  Schedule of Investments.

RESOURCE REAL ESTATE DIVERSIFIED INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
May 31, 2014
Prinicpal ($)		Value
	BONDS & NOTES - 12.8%
	ASSET BACKED SECURITIES - 4.1%
180,000	Capitalsource Real Estate Loan Trust +	$ 58,950
558,052	Guggenheim Structured Real Estate Funding 2006-4 Ltd +	399,007
		457,957
	COMMERCIAL MORTGAGE BACKED SECURITIES - 8.7%
200,000	Banc of America Commercial Mortgage Trust 2006-4, 5.734%, 7/10/2046 ^ +	196,589
250,000	Commercial Mortgage Trust 2005-GG5, 5.221%, 4/10/2037 +	253,313
300,000	LB-UBS Commercial Mortgage Trust 2007-CI, 5.514%, 2/15/2040 +	304,613
200,000	Morgan Stanley Capital I Trust 2007-HQ11, 5.538%, 2/12/2044 +	202,603
		957,118
	TOTAL BONDS & NOTES (Cost $1,415,777)	1,415,075
Shares
	COMMON STOCKS -11.0%
	HOME BUILDERS - 1.9%
5,030	Lennar Corp. +	205,727

	LODGING - 3.2%
4,401	Starwood Hotels & Resorts Worldwide, Inc. +	351,420

	PRIVATE EQUITY - 0.5%
2,592	GSV Capital Corp. * +	24,028
2,690	Monroe Capital Corp. +	37,445
		61,473
	REAL ESTATE - 5.4%
8,442	Mitsubishi Estate Co. Ltd. +	205,014
121,382	Sino Land Co. Ltd. +	188,187
25,750	Tokyu Fudusan Holdings Corp. +	202,710
		595,911
	TOTAL COMMON STOCKS (Cost $1,196,569)	1,214,531

	PREFERRED STOCKS - 21.2%
	REAL ESTATE INVESTMENT TRUSTS - 21.2%
900	Apollo Commercial Real Estate Finance, Inc., 8.625% +	23,283
1,000	Arbor Realty Trust, Inc., 7.750% +	23,840
4,377	Campus Crest Communities, Inc., 8.000% +	113,802
2,470	Cedar Shopping Centers, Inc., 7.250% +	62,244
920	Commonwealth REIT, 7.250% +	23,662
3,855	Coresite Realty Corp., 7.250% +	96,529
1,051	Corporate Office Properties Trust, 7.375% +	27,589
1,000	CYS Investments, Inc., 7.500% +	23,410
3,394	Developers Diversified Realty, 6.250% +	80,641

RESOURCE REAL ESTATE DIVERSIFIED INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2014
Shares		Value
	REAL ESTATE INVESTMENT TRUSTS (Continued) - 21.2%
940	Developers Diversified Realty, 6.500% +	$ 23,124
930	Digital Realty Trust, Inc., 6.625% +	23,185
3,000	Digital Realty Trust, Inc., 7.375% +	77,070
2,114	Entertainment Properties Trust, 6.625% +	51,307
1,040	Excel Trust, Inc., 8.125% +	27,737
950	General Growth Property, 6.375% +	23,636
6,173	Glimcher Realty Trust, 6.875% +	155,053
1,956	Glimcher Realty Trust, 7.500% +	50,563
890	Investors Real Estate Trust, 7.950% +	23,309
3,325	Kimco Realty Corp., 5.500% +	76,375
3,260	Kimco Realty Corp., 5.625% +	75,925
200	Kite Realty Group Trust, 8.250% +	5,228
6,879	Northstar Realty Finance Corp., 8.500% +	171,975
9,077	Northstar Realty Finance Corp., 8.875% +	230,828
1,950	Pebblebrook Hotel Trust, 8.000% +	52,163
9,395	Pennsylvania Real Estate Investment Trust, 7.375% +	237,506
7,872	PS Business Parks, Inc., 6.450% +	200,028
3,175	Retail Properties of America, 7.000% +	82,772
1,121	SL Green Realty Corp., 6.500% +	27,969
5,859	STAG Industrial, Inc., 6.625% +	143,546
625	Strategic Hotels & Resorts, Inc., 8.250% +	15,981
500	Summit Hotel Properties, 7.875% +	12,825
1,931	Sun Communities, Inc., 7.125% +	49,434
1,318	Taubman Centers, Inc., 6.500% +	32,963
	TOTAL PREFERRED STOCKS (Cost $2,268,492)	2,345,502

	REAL ESTATE INVESTMENT TRUSTS - 93.3%
	PUBLIC NON-TRADED REAL ESTATE INVESTMENT TRUSTS - 19.5% ++ #
2,981	American Realty Capital Healthcare Trust II	69,994
4,839	Cole Credit Property Trust IV, Inc.	45,097
38,235	Cole Real Estate	650,000
37,823	Corporate Property Associates Global, Inc. 18	347,969
12,380	Dividend Capital Diversified Property Fund	65,738
3,141	Griffin	28,270
1,032	Inland	10,168
36,870	Inland American Real Estate Trust, Inc.	223,799
27,027	NorthStar Healthcare Income, Inc.	254,054
34,479	NorthStar	322,034
14,984	Philip Edison ARC Shopping Center REIT, Inc.	140,701
		2,157,824

RESOURCE REAL ESTATE DIVERSIFIED INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2014
Shares		Value
	PRIVATE REAL ESTATE INVESTMENT TRUSTS - 24.1% ++ #
480,678	Charter Hall Group	$ 447,319
314	Clarion Lion Industrials Trust	354,655
927	Clarion Lion Properties Fund	1,010,456
44,649	Cottonwood Residential, Inc.	543,819
20,000	Reverse Mortgage Investment Trust, Inc., 144A * +	310,000
		2,666,249
	TRADED REAL ESTATE INVESTMENT TRUSTS - 49.7%
6,088	American Campus Communities, Inc. +	236,458
31,307	Annaly Capital Management, Inc. +	369,110
21,350	Blackstone Mortgage Trust, Inc. +	634,522
630	Boston Properties, Inc. +	76,028
24,040	Campus Crest Communities, Inc. +	213,235
18,571	CBL & Associates Properties, Inc. +	349,506
19,512	Charter Hall Group +	78,260
4,815	Corio NV +	240,970
1,600	Derwent London PLC	73,452
4,032	Digital Realty Trust, Inc. +	231,840
2,420	Dream Office Real Estate Investment Trust +	64,991
2,116	Entertainment Properties Trust, Inc. +	114,095
5,442	Equity Lifestyle Properties, Inc. +	238,033
1,458	Essex Property Trust, Inc. +	263,840
2,952	Extra Space Storage, Inc. +	154,537
71	GLP J-Reit +	75,222
3,660	HCP, Inc. +	152,805
21,056	Inland Real Estate Corp. +	223,615
1,235	Kilroy Realty Corporation	74,816
12,535	Lexington Realty Trust +	142,272
4,592	Pebblebrook Hotel Trust +	163,200
1,975	Realty Income Corp. +	85,518
7,596	RLJ Lodging Trust +	210,485
22,200	Segro PLC +	137,587
832	SL Green Realty Corp. +	91,096
9,130	STAG Industrial, Inc. +	218,664
23,349	Stockland +	84,741
10,223	Trade Street Residential, Inc. +	80,764
1,610	Vastned Retail NV +	82,111
1,338	Ventas, Inc. +	89,378
7,850	Workspace Group PLC +	75,446
2,721	WP Carey, Inc. +	173,164
		5,499,761
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $10,047,535)	10,323,834

RESOURCE REAL ESTATE DIVERSIFIED INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2014
Shares	Value
SHORT-TERM INVESTMENT - 5.1%
564,747	Dreyfus Treasury Cash Management Institutional, 0.01%** (Cost $564,747)	$ 564,747

TOTAL INVESTMENTS - 143.4% (Cost $15,493,120) (a)	$ 15,863,689
LIABILITIES IN EXCESS OF OTHER ASSETS - (43.4)%	(4,802,404)
NET ASSETS - 100.0%	$ 11,061,285

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $15,509,696 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
Unrealized Appreciation:	$ 389,055
Unrealized Depreciation:	(35,062)
Net Unrealized Appreciation:	$ 353,993
^ Variable rate security. The rate shown is the effective interest rate as of May 31, 2014.
+ All or a portion of each of these securities may be segregated as collateral for line of credit.
* Non-income producing security.
++ Illiquid security. Total illiquid securities represents 43.6% of net assets as of May 31 , 2014.
# Fair Value estimated using Fair Valuation Procedures adopted by the Board of Trustees. Total Value of such securities is $1,451,820 or 30.1% of net assets.
** Money market fund; interest rate reflects seven-day effective yield on May 31, 2014.
REITS - Real Estate Investment Trusts.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean of the closing bid and asked prices on the day of valuation.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Advisor, those securities will be valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee using procedures adopted by and under the supervision of the Fund’s Board of Trustees (the “Board”). There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate a Fund’s NAV.

Fair valuation procedures may be used to value a substantial portion of the assets of the Fund. A Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Advisor determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund invests in some securities which are not traded and the Valuation Committee has established a methodology for fair value of each type of security. Generally, the Real Estate Investment Trusts (REITs) are publicly registered but not traded. When the REIT is in the public offering period the Fund values the REIT at cost. The Fund generally purchases REITs at Net Asset Value (NAV) or without a commission. Once a REIT closes to new investments, the Fund values the security based on the movement of an appropriate market index or traded comparable until the REIT issues an updated market valuation. Additionally, certain other non-publicly traded investments held by the Fund are valued based on the movement of an appropriate benchmark or company provided market valuation. The Private Investments are monitored for any independent audits of the security or impairments reported on the potential value of the security and the fair value is generally adjusted to depreciation in the case of hard assets. The Valuation Committee meets frequently to discuss the valuation methodology and will adjust the value of a security if there is a public update to such valuation.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of May 31, 2014 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Bonds & Notes	$ -	$ 1,415,075	$ -	$ 1,415,075
Common Stocks	1,214,531	-	-	1,214,531
Preferred Stock	2,345,502	-	-	2,345,502
Real Estate Investment Trusts	5,499,761		4,824,073	10,323,834
Short-Term Investment	564,747	-	-	564,747
Total	$ 9,624,541	$ 1,415,075	$ 4,824,073	$ 15,863,689

There were no transfers into or out of Level 1 and Level 2 during the current period presented.
It is the Fund's policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.
The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

Non-Traded REITS
Beginning Balance	$ 1,451,820
Total realized gain (loss)	4,565
Appreciation (Depreciation)	-
Cost of Purchases	3,406,688
Proceeds from Sales	(39,000)
Accrued Interest	-
Net transfers in/out of level 3	-
Ending Balance	$ 4,824,073

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Resource Real Estate Diversified Income Fund

By (Signature and Title)

/s/ Alan Feldman

Alan Feldman, President

Date 7/29/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Alan Feldman

Alan Feldman, President

Date 7/29/14

By (Signature and Title)

/s/ Steven R. Saltzman

Steven R. Saltzman, Treasurer

Date 7/29/14